Income Taxes - Schedule of Reconciliation of Income Taxes Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of Income Taxes Expenses [Abstract]
Computed expected expenses	(21.00%)	21.00%
Effect of foreign tax rate difference	(38.00%)	(66.00%)
Valuation allowances	(391.00%)	(278.00%)
Others	54.00%	46.00%
Effective tax rate	(396.00%)	(277.00%)
Statutory federal income tax rate	21.00%	21.00%
Computed expected expenses	$ (8,330)	$ 9,025
Effect of foreign tax rate difference	(15,016)	(28,219)
Valuation allowances	(155,031)	(119,339)
Others	21,343	19,542
Income tax expense	(157,034)	(118,991)
Deferred tax expense	(2,906)
Total income tax expense	$ (159,940)	$ (118,991)